Other Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense, Net	$ 30.8	$ 32.6	$ 30.5
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Current	26.8
Operating Leases, Future Minimum Payments, Due in Two Years	20.0
Operating Leases, Future Minimum Payments, Due in Three Years	16.4
Operating Leases, Future Minimum Payments, Due in Four Years	14.0
Operating Leases, Future Minimum Payments, Due in Five Years	11.9
Operating Leases, Future Minimum Payments, Due Thereafter	$ 38.1